Employees - Share-based compensation plans, Narrative (Details) € in Millions	2 Months Ended	12 Months Ended
	Feb. 20, 2026 shares	Dec. 31, 2025 EUR (€) share shares	Dec. 31, 2024 EUR (€) share shares	Dec. 31, 2023 EUR (€) share
Disclosure of Share Based Compensation Plans [Line Items]
Equity-settled share-based compensation plan expense | €		€ 284	€ 324	€ 212
Book value of shares held in respect of share-based compensation plans eliminated on consolidation | €		36	37
Market value of shares held in respect of share-based compensation plans eliminated on consolidation | €		85	127
Performance Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Equity-settled share-based compensation plan expense | €		€ 284	€ 324	€ 212
Vesting period		3 years
Number of shares granted (in shares) | share		5,433,948	7,508,412	7,479,544
Number of shares vested (in shares) | share		6,413,314	6,296,695	2,021,439
Number of shares forfeited (in shares) | share		2,504,504	3,429,400	2,052,057
Performance Share Plans | Discontinued operations
Disclosure of Share Based Compensation Plans [Line Items]
Equity-settled share-based compensation plan expense | €		€ 29	€ 32	€ 20
Performance Share Plans | Major ordinary share transactions
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares granted (in shares)	0
Number of shares vested (in shares)	6,908,475
Number of shares forfeited (in shares)	119,005
Annual Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		4 years
Percentage of annual bonus allowed to be invested		100.00%
Hindustan Unilever Limited, share options
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Awarded (in shares) | share		221,727	196,994
Vested (in shares) | share		0	0
Forfeited (in shares) | share		54,155	15,856
Hindustan Unilever Limited, share options | Major ordinary share transactions
Disclosure of Share Based Compensation Plans [Line Items]
Awarded (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	85,140
Unilever PLC
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred to employee share ownership trust (in shares)		1,208,143	1,776,250
Number of shares held as treasury shares (in shares)		314,912	290,198
Bottom of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Bottom of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		33.00%
Top of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%
Top of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		67.00%